10. Accounts Receivable Concessions (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable Concessions Details 6Abstract
Power generation concession contract	R$ 68,859	R$ 67,401
Gain on remeasurement of the cash flow	1,247	341
Reversal of impairment (note 32.4)	4,758	1,117
Transfers to other current receivables - disposal of assets	(9,053)
Power generation concession contract	R$ 65,811	R$ 68,859